PROPERTY AND EQUIPMENT	9 Months Ended
May 31, 2017
Property And Equipment
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at May 31, 2017 and August 31, 2016:

	May 31,	August 31,
	2017	2016
Equipment and Furniture	$16,327	$-
Computer Equipment	13,583	-
	29,910	-
Accumulated Depreciation	(2,614)	-
Property and equipment, net	$27,296	$-

Depreciation for nine months ended May 31, 2017 and 2016 is $2,614 and $0, respectively.